UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 November 5, 2002

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$769,289

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      305     8600 SH       SOLE                                       8600
                                                              1066    30000 SH       OTHER                                     30000
AMERICAN INTL GROUP INC        COM              026874107    33183   606638 SH       SOLE                   345095            266443
                                                              3369    61605 SH       OTHER                                     61605
AUTOMATIC DATA                 COM              053015103    30036   863869 SH       SOLE                   498984            370785
                                                              4046   116367 SH       OTHER                                    116367
BANK NEW YORK INC              COM              064057102    35270  1227219 SH       SOLE                   610956            625463
                                                             13723   477491 SH       OTHER                                    477491
BIOMET INC                     COM              090613100    25616   961940 SH       SOLE                   629833            343657
                                                              2750   103279 SH       OTHER                                    103279
CINTAS CORP                    COM              172908105    32944   785892 SH       SOLE                   422955            370637
                                                              4249   101363 SH       OTHER                                    101363
COCA COLA                      COM              191216100      273     5700 SH       SOLE                                       5700
                                                               353     7370 SH       OTHER                                      7370
COLGATE PALMOLIVE CO           COM              194162103    35304   654388 SH       SOLE                   381417            277871
                                                              4042    74930 SH       OTHER                                     74930
CONCORD EFS INC                COM              206197105    19659  1237986 SH       SOLE                   838181            412505
                                                              1523    95940 SH       OTHER                                     95940
COSTCO WHOLESALE CORP NEW      COM              22160K105    25731   794906 SH       SOLE                   516851            287805
                                                              3036    93800 SH       OTHER                                     93800
CVS CORP                       COM              126650100    20263   799362 SH       SOLE                   515267            295745
                                                              1823    71950 SH       OTHER                                     71950
DELL COMPUTER CORP             COM              247025109    25665  1091686 SH       SOLE                   684556            420180
                                                              2551   108530 SH       OTHER                                    108530
EMC CORP-MASS                  COM              268648102     7914  1731836 SH       SOLE                  1178496            571340
                                                               535   117190 SH       OTHER                                    117190
FASTENAL CO                    COM              311900104    25870   819209 SH       SOLE                   435372            394437
                                                              1538    48720 SH       OTHER                                     48720
GENERAL ELECTRIC CO            COM              369604103    21975   891493 SH       SOLE                   632959            266734
                                                              1855    75293 SH       OTHER                                     75293
HARLEY-DAVIDSON INC            COM              412822108    39822   857316 SH       SOLE                   409814            455952
                                                              3996    86042 SH       OTHER                                     86042
INTEL CORP                     COM              458140100    20474  1474039 SH       SOLE                   805342            681347
                                                              3617   260463 SH       OTHER                                    260463
JOHNSON & JOHNSON              COM              478160104    33024   610669 SH       SOLE                   355631            262338
                                                              5189    95962 SH       OTHER                                     95962
MEDTRONIC INC                  COM              585055106    29842   708504 SH       SOLE                   401148            313806
                                                              4665   110771 SH       OTHER                                    110771
MERCK & CO INC                 COM              589331107    27195   594948 SH       SOLE                   331032            269966
                                                              4166    91161 SH       OTHER                                     91161
MGIC INVT CORP WIS             COM              552848103    22362   547706 SH       SOLE                   301351            252555
                                                              2916    71420 SH       OTHER                                     71420
MICROSOFT CORP                 COM              594918104    37907   866651 SH       SOLE                   445240            429211
                                                              8639   197530 SH       OTHER                                    197530
MOLEX INC CL A                 COM              608554200    24185  1151749 SH       SOLE                   666525            498274
                                                              2443   116383 SH       OTHER                                    116383
OMNICOM GROUP INC              COM              681919106    22338   401191 SH       SOLE                   254940            150201
                                                              1581    28400 SH       OTHER                                     28400
PATTERSON DENTAL CO            COM              703412106    34699   677986 SH       SOLE                   341751            346035
                                                              3338    65230 SH       OTHER                                     65230
STATE STREET CORP              COM              857477103    26545   686992 SH       SOLE                   422716            271576
                                                              2853    73851 SH       OTHER                                     73851
WATERS CORP                    COM              941848103    18781   774494 SH       SOLE                   509914            274180
                                                              2218    91495 SH       OTHER                                     91495